Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Employee benefits [Abstract]
Disclosure of total employee defined benefit plans in statement of financial position [Text Block]
As of December 31, 2017 and 2016, the total staff benefits recorded in the Consolidated Statement of Financial Position is detaileds as follows:

	As of December 31, 2017		As of December 31, 2016
Employees’ Benefits	Current	Non current	Current	Non current
	ThCh$	ThCh$	ThCh$	ThCh$
Short term benefits	26,050,387	-	22,517,220	-
Employment termination benefits	182,106	23,517,009	321,008	21,832,415
Total	26,232,493	23,517,009	22,838,228	21,832,415

Disclosure of Short-term employee benefits expense [Text Block]
The total short-term benefits recorded in the Consolidated Statement of Financial Position are detailed as follows:

Short-Term Employees’ Benefits	As of December 31, 2017	As of December 31, 2016
	ThCh$	ThCh$
Vacation	9,932,727	9,405,040
Bonus and compensation	16,117,660	13,112,180
Total	26,050,387	22,517,220

Disclosure of termination benefits [Text Block]
The obligation recorded for severance indemnity is detailed as follows:

Severance Indemnity	As of December 31, 2017	As of December 31, 2016
	ThCh$	ThCh$
Current	182,106	321,008
Non-current	23,517,009	21,832,415
Total	23,699,115	22,153,423

Disclosure of reimbursement rights [text block]
The change in the severance indemnity is detailed as follows:

Severance Indemnity	ThCh$

Balance as of January 1, 2016	19,043,559
Current cost of service	1,650,484
Interest cost	1,702,662
Actuarial (Gain) losses	2,342,336
Paid-up benefits	(2,490,851)
Past service cost	342,039
Conversion effect	(670,709)
Others	233,903
Movements of the year	3,109,864
As of December 31, 2016	22,153,423
Current cost of service	1,942,099
Interest cost	1,850,598
Actuarial (Gain) losses	(99,357)
Paid-up benefits	(1,934,587)
Past service cost	604,337
Conversion effect	(694,189)
Others	(123,209)
Movements of the year	1,545,692
As of December 31, 2017	23,699,115

Disclosure of termination benefits expense [Text Block]
The figures recorded in the Consolidated Statement of Income, are detailed as follows:

	For the years ended as of December 31,
Expense recognized for severance indemnity	2017	2016	2015
	ThCh$	ThCh$	ThCh$
Current cost of service	1,942,099	1,650,484	1,023,969
Past service cost	604,337	342,039	131,204
Accrued paid benefit	6,023,869	7,851,201	4,377,570
Other	269,377	1,114,112	646,502
Total expense recognized in Consolidated Statement of Income	8,839,682	10,957,836	6,179,245

Disclosure of information about actuarial assumptions [Text Block]
The main actuarial assumptions used for the calculation of the severance indemnity obligation are detailed as follows:

			Chile		Argentina
Actuarial Assumptions			As of December 31,		As of December 31,
			2017	2016	2017	2016
Mortality table			RV-2014	RV-2014	Gam '83	Gam '83
Annual interest rate			5.96%	5.52%	24.55%	31.88%
Voluntary employee turnover rate			1.90%	1.90%	"ESA 77 Ajustada" - 50%	"ESA 77 Ajustada" - 50%
Company’s needs rotation rate			5.30%	5.30%	"ESA 77 Ajustada" - 50%	"ESA 77 Ajustada" - 50%
Salary increase (*)			3.70%	3.70%	18.68%	26.25%
	Officers		60	60	60	60
Estimated retirement age for (*)	Other	Male	65	65	65	65
		Female	60	60	60	60

(*) Average of the Company.

Disclosure of information about sensitivity analysis [Text Block]
The Following is a sensitivity analysis based on increased (decreased) of 1 percent on the discount rate:

Sensitivity Analysis	As of December 31, 2017	As of December 31, 2016
	ThCh$	ThCh$
1% increase in the Discount Rate (Gain)	1,457,410	1,421,484
1% decrease in the Discount Rate (Loss)	(1,684,968)	(1,649,255)

Disclosure of information about other employee expense [Text Block]
The amounts recorded in the Consolidated Statement of Income are detailed as follows:

	For the years ended as of December 31,
Personal expense	2017	2016	2015
	ThCh$	ThCh$	ThCh$
Salaries	151,944,702	145,766,757	138,359,074
Employees’ short-term benefits	27,588,955	23,189,206	24,693,325
Employments termination benefits	8,839,682	10,957,836	6,179,245
Other staff expense	32,485,170	30,971,754	28,683,507
Total (1)	220,858,509	210,885,553	197,915,151

(1) See Note 29.